Schedule of trade and other receivables (Details) - SGD ($)	Dec. 31, 2025	Dec. 31, 2024
Trade And Other Receivables
Trade receivables	$ 184,206	$ 43,449
Less: allowance for expected credit losses	(8,392)	(4,357)
Total trade receivables	175,814	39,092
Prepayments	83,562	24,992
Deposits	5,533	18,654
Goods and services tax (“GST”) receivables		23,716
Other receivables		20,593
Total other receivables	89,095	87,955
Total trade and other receivables	$ 264,909	$ 127,047